UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number:	811-08457

Exact Name of Registrant as Specified in Charter:	Delaware Group Foundation Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number:	(800) 523-1918

Date of fiscal year end:	September 30

Date of reporting period:	July 1, 2006 - June 30, 2007

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ITEM 1. PROXY VOTING RECORD.

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=================== DELAWARE AGGRESSIVE ALLOCATION PORTFOLIO ===================

The Portfolio did not hold any underlying securities in which it was entitled to vote a proxy in regards to an issuer's shareholder meeting held during the period covered by this Form N-PX. Therefore, no proxy voting record is listed below for this Portfolio.

================== DELAWARE CONSERVATIVE ALLOCATION PORTFOLIO ==================

The Portfolio did not hold any underlying securities in which it was entitled to vote a proxy in regards to an issuer's shareholder meeting held during the period covered by this Form N-PX. Therefore, no proxy voting record is listed below for this Portfolio.

==================== DELAWARE MODERATE ALLOCATION PORTFOLIO ====================

The Portfolio did not hold any underlying securities in which it was entitled to vote a proxy in regards to an issuer's shareholder meeting held during the period covered by this Form N-PX. Therefore, no proxy voting record is listed below for this Portfolio.

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE GROUP FOUNDATION FUNDS

By:	Patrick P. Coyne

Name:	Patrick P. Coyne
Title:	Chairman/President/
Chief Executive Officer
Date:	August 29, 2007